Public Offering - Additional Information (Details) - USD ($)		3 Months Ended	5 Months Ended	9 Months Ended		12 Months Ended
	Jan. 22, 2021	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Proceeds from sale of Units in initial public offering	$ 450,000,000
Change in fair value of warrants reflected as a gain in statement of operations				$ (1,395,000)	$ (16,000)	$ (26,000)	$ (278,000)
Gores Metropoulos II, Inc.
Class of Stock [Line Items]
Proceeds from sale of Units in initial public offering				$ 450,000,000
Threshold period to complete business combination from closing of public offering			24 months	24 months
Percentage of deferred underwriting discount				3.50%
Change in fair value of warrants reflected as a gain in statement of operations				$ 1,595,000
Preferred Stock Warrants
Class of Stock [Line Items]
Number of shares contribute each unit	0.2
Preferred Stock Warrants | Gores Metropoulos II, Inc.
Class of Stock [Line Items]
Warrant exercisable term if business combination is completed	30 days		30 days
Warrant exercisable term from closing of public offer	12 months		12 months
Term of warrants	5 years
Threshold period to complete business combination from closing of public offering	24 months		24 months
Warrants derivative liability	$ 16,290,000	$ 15,300,000		15,300,000
Change in fair value of warrants reflected as a gain in statement of operations				$ 990,000
Class A Common Stock
Class of Stock [Line Items]
Number of shares contribute each unit	1
Class A Common Stock | Gores Metropoulos II, Inc.
Class of Stock [Line Items]
Mezzanine equity, shares issued (in shares)		45,000,000	0	45,000,000		0
Class A Common Stock | Preferred Stock Warrants | Gores Metropoulos II, Inc.
Class of Stock [Line Items]
Number of shares warrant may be converted	1
Initial Public Offering
Class of Stock [Line Items]
Mezzanine equity, shares issued (in shares)	45,000,000
Purchase price of stock (in dollars per share)	$ 10.00
Initial Public Offering | Gores Metropoulos II, Inc.
Class of Stock [Line Items]
Percentage of upfront underwriting discount	2.00%		2.00%
Payment of upfront underwriting discount	$ 9,000,000
Percentage of deferred underwriting discount	3.50%		3.50%
Deferred underwriting discount	$ 15,750,000
Initial Public Offering | Class A Common Stock | Gores Metropoulos II, Inc.
Class of Stock [Line Items]
Mezzanine equity, shares issued (in shares)		45,000,000		45,000,000
Proceeds from sale of Units in initial public offering				$ 450,000,000
Accretion of carrying value to redemption value		$ 0		$ 40,734,879
Over-Allotment Option
Class of Stock [Line Items]
Mezzanine equity, shares issued (in shares)	5,000,000
Over-Allotment Option | Gores Metropoulos II, Inc.
Class of Stock [Line Items]
Term of option to purchase additional units to cover over-allotment	45 days		45 days